UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04409

Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	November 30, 2007

Item 1. Schedule of Investments

Eaton Vance Alabama Municipals Fund	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.8%

Principal Amount (000’s omitted)	Security	Value
Escrowed/Prerefunded — 7.4%
$1,250	Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,357,562
825	Oneonta Eastern Health Care Facility Financing Authority, (Eastern Health Systems, Inc.), Prerefunded to 7/1/10, 7.75%, 7/1/21	907,937
1,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	1,095,190
790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	862,767
		$4,223,456
General Obligations — 2.1%
$1,125	Huntsville, 5.25%, 5/1/31	$1,177,481
		$1,177,481
Hospital — 6.9%
$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39 (1)	$1,743,822
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	761,542
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	401,424
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,031,910
		$3,938,698
Industrial Development Revenue — 6.1%
$600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$557,430
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,030,250
750	Phoenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	762,967
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,140,517
		$3,491,164
Insured-Education — 12.4%
$2,000	Alabama State University, (XLCA), 4.625%, 8/1/36	$1,968,640
750	Auburn University, (MBIA), 5.00%, 6/1/26	766,537
1,110	Montgomery, Public Educational Building Authority (Alabama State University), (XLCA), 5.25%, 10/1/25	1,188,222
4,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	3,117,375
		$7,040,774
Insured-Electric Utilities — 0.9%
$525	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)	$530,497
		$530,497
Insured-Escrowed/Prerefunded — 15.1%
$2,500	Birmingham, Waterworks and Sewer Board, (MBIA), Prerefunded to 1/1/13, 5.25%, 1/1/33 (2)	$2,719,750
445	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	484,102
555	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	586,829
450	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	489,542
1,000	Huntsville, Health Care Authority, (MBIA), Prerefunded to 5/14/12, 5.40%, 6/1/22	1,098,580
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/27	2,275,795
495	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	524,733
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	387,757
		$8,567,088
Insured-General Obligations — 13.9%
$1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	$1,546,590
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	2,089,480

1

$1,000	Homewood, (FSA), 4.25%, 9/1/31	$955,390
500	Mobile, General Obligation Unlimited Warrants, (AMBAC), 5.00%, 2/15/30	521,325
300	Montgomery, (XLCA), 4.375%, 2/1/31	289,059
1,000	Pell City, (XLCA), 5.00%, 2/1/24	1,050,900
700	Puerto Rico, (FSA), Variable Rate, 8.409%, 7/1/27 (3) (4)	825,286
675	Tuscaloosa, (AMBAC), 4.375%, 7/1/37	645,300
		$7,923,330
Insured-Hospital — 8.0%
$3,000	Birmingham, Care Facility Financing Authority, (Children’s Hospital), (AMBAC), 5.00%, 6/1/32	$3,027,060
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,525,680
		$4,552,740
Insured-Lease Revenue/Certificates of Participation — 7.0%
$1,250	Mobile, Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	$1,233,063
500	Montgomery County, Public Building Authority, (MBIA), 5.00%, 3/1/31	520,715
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)	1,331,504
770	Puerto Rico Public Finance Corp., (AMBAC), 5.50%, 8/1/27	904,765
		$3,990,047
Insured-Special Tax Revenue — 2.0%
$1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	$1,157,452
		$1,157,452
Insured-Transportation — 2.5%
$750	Alabama State Dock Authority, (MBIA), 4.50%, 10/1/36	$731,378
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	703,400
		$1,434,778
Insured-Utilities — 1.8%
$1,000	Foley, Utilities Board, (FSA), 4.75%, 11/1/31	$1,014,800
		$1,014,800
Insured-Water and Sewer — 13.3%
$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,219,610
800	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35	787,048
550	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/33	578,177
270	Limestone County, Water and Sewer Authority, (XLCA), 4.25%, 12/1/29	254,937
1,540	Madison, Water and Wastewater Board, (XLCA), 4.25%, 12/1/28	1,453,036
1,000	Opelika, Water Works Board Utility Revenue, (FSA), 5.125%, 6/1/31	1,040,590
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,237,028
		$7,670,426
Lease Revenue/Certificates of Participation — 0.9%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$502,405
		$502,405
Special Tax Revenue — 1.5%
$810	Puerto Rico Sales Tax Financing, Series A, 5.25%, 8/1/57	$820,668
		$820,668
Total Tax-Exempt Investments — 101.8% (identified cost $55,316,991)		$57,935,804
Other Assets, Less Liabilities — (1.8)%		$(1,010,492)
Net Assets — 100.0%		$56,925,312

2

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2007, 75.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 10.7% to 27.9% of total investments.

(1)		Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of the securities is $825,286 or 1.4% of the Fund’s net assets.

(4)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2007.

3

A summary of financial instruments at November 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	41 U.S. Treasury Bond	Short	$(4,824,083)	$(4,804,688)	$19,395

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation

Merrill Lynch Capital Services, Inc.	$1,075,000	5.426%	3 month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(81,669)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,625,047
Gross unrealized appreciation	$2,920,321
Gross unrealized depreciation	(249,564)
Net unrealized appreciation	$2,670,757

4

Eaton Vance Arkansas Municipals Fund	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.4%

Principal Amount (000’s omitted)	Security	Value
Education — 1.5%
$1,000	Conway, Public Facilities Board, (Hendrix College), 5.00%, 10/1/35	$996,950
		$996,950
Electric Utilities — 1.5%
$250	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.36%, 7/1/25 (1) (2)	$258,797
750	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.36%, 7/1/37 (1) (2)	744,735
		$1,003,532
Escrowed/Prerefunded — 3.2%
$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$541,030
750	Baxter County, Community Hospital District, Prerefunded to 9/1/09, 5.625%, 9/1/28	779,610
750	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	769,882
		$2,090,522
General Obligations — 5.0%
$750	Arkansas, 4.75%, 6/1/29	$765,240
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,177,780
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	344,491
		$3,287,511
Hospital — 6.3%
$800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$809,720
1,000	Conway, Health Facilities Board Hospital Improvements Revenue, (Conway Regional Medical Center), 6.40%, 8/1/29	1,039,820
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	256,347
1,250	Paragould, Hospital, (Methodist Hospital Corp.), 6.375%, 10/1/17	1,264,000
785	Pulaski County, (Children’s Hospital), 5.25%, 3/1/16	801,218
		$4,171,105
Housing — 5.5%
$435	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA), (AMT), 5.125%, 7/1/24	$438,697
250	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), 5.05%, 7/1/31	247,608
1,500	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	1,425,825
990	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	967,933
125	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	127,546
420	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	426,434
		$3,634,043
Industrial Development Revenue — 7.9%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$432,036
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,176,920
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	742,238
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	259,953
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,111,521
475	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	439,945
		$5,162,613

1

Insured-Education — 16.9%
$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,035,990
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,084,560
1,250	Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,308,363
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	2,226,783
500	University of Arkansas, (AMBAC), 5.00%, 12/1/30	515,065
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,041,210
750	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	770,183
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	516,805
1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	1,038,400
1,500	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,555,395
		$11,092,754
Insured-Electric Utilities — 2.0%
$160	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	$167,365
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,140,250
		$1,307,615
Insured-Escrowed/Prerefunded — 4.0%
$500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$567,135
400	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (3)	424,327
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (3)	1,613,950
		$2,605,412
Insured-General Obligations — 2.1%
$500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	334,035
500	Little Rock, School District, (FSA), 5.25%, 2/1/33	518,705
480	Puerto Rico, (MBIA), 5.50%, 7/1/20 (3)	541,757
		$1,394,497
Insured-Health - Miscellaneous — 1.4%
$370	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$370,296
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	527,160
		$897,456
Insured-Hospital — 7.9%
$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,170,290
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,527,735
2,065	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	2,090,523
370	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	370,673
		$5,159,221
Insured-Housing — 1.6%
$500	Arkansas State University, (Housing System), (FGIC), 4.75%, 3/1/24	$510,950
500	Arkansas State University, (Housing System), (FGIC), 5.00%, 3/1/34	515,795
		$1,026,745
Insured-Lease Revenue/Certificates of Participation — 2.8%
$1,000	Arkansas Development Finance Authority, Single Family Morgage, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	$1,032,180
720	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (3)	798,902
		$1,831,082
Insured-Other Revenue — 4.5%
$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$458,220
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	862,610
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	1,096,594
500	University of Arkansas, Parking Revenue, (MBIA), 5.00%, 7/1/29	515,150
		$2,932,574

2

Insured-Special Tax Revenue — 7.4%
$750	Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$731,460
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27 (3)	1,120,170
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	169,690
5,790	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	527,469
1,070	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	164,630
7,500	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,095,300
1,695	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	234,690
785	Springdale Sales and Use Tax Revenue, (FSA), 4.00%, 7/1/27	786,696
		$4,830,105
Insured-Transportation — 2.9%
$1,200	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	$1,302,510
600	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	637,050
		$1,939,560
Insured-Utilities — 4.7%
$2,935	Benton, Utilities Revenue, (AMBAC), 5.00%, 3/1/36	$3,059,532
		$3,059,532
Insured-Water and Sewer — 8.8%
$665	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	$684,125
500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	511,055
500	Conway, Water Revenue, (FGIC), 5.125%, 12/1/23	521,555
1,145	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23	1,196,880
500	Little Rock, Sewer Revenue, (FSA), 4.75%, 6/1/37	507,840
750	Little Rock, Sewer Revenue, (FSA), 5.00%, 10/1/37	787,710
1,500	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,563,195
		$5,772,360
Special Tax Revenue — 4.8%
$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,319,760
815	Puerto Rico Sales Tax Financing, Series A, 5.25%, 8/1/57	825,734
		$3,145,494
Transportation — 0.7%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$493,115
		$493,115
Water and Sewer — 2.0%
$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22 (4)	$1,015,320
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	285,085
		$1,300,405
Total Tax-Exempt Investments — 105.4% (identified cost $67,949,534)		$69,134,203
Other Assets, Less Liabilities — (5.4)%		$(3,542,643)
Net Assets — 100.0%		$65,591,560

3

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2007, 63.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 33.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2007, the aggregate value of the securities is $1,003,532 or 1.5% of the Fund’s net assets.

(2)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2007.
(3)		Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments at November 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
03/08	85 U.S. Treasury Bond	Short	$(10,008,782)	$(9,960,938)	$47,844

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$1,825,000	4.985%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(11,285)

Lehman Brothers, Inc.	$2,500,000	4.003%	3 month USD-BMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(87,633)

Merrill Lynch Capital Services, Inc	$750,000	5.426%	3 month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(56,979)

Morgan Stanley Capital Services, Inc.	$875,000	5.428%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(64,916)
					$(220,813)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,250,099
Gross unrealized appreciation	$1,769,422
Gross unrealized depreciation	(600,318)
Net unrealized appreciation	$1,169,104

5

Eaton Vance Georgia Municipals Fund	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.7%
$1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	$1,545,690
		$1,545,690
Electric Utilities — 2.5%
$1,000	Georgia Municipal Electric Power Authority, 8.25%, 1/1/11	$1,138,860
665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	441,454
150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.36%, 7/1/25 (1) (2)	155,278
450	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.36%, 7/1/37 (1) (2)	446,841
		$2,182,433
Escrowed/Prerefunded — 6.6%
$1,000	De Kalb County, Water and Sewer, Prerefunded to 10/1/09, 5.00%, 10/1/28	$1,040,240
1,000	De Kalb County, Water and Sewer, Prerefunded to 10/1/10, 5.125%, 10/1/31	1,059,630
800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	980,872
1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 5/15/11, 5.50%, 5/15/31	1,068,130
70	Georgia Municipal Electric Power Authority, Prerefunded to Various Dates, 0.00%, 1/1/12	54,283
1,000	Gwinnett County, Water and Sewer Authority, Prerefunded to 8/1/12, 5.25%, 8/1/24	1,084,830
500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), Prerefunded to 9/1/14, 5.625%, 9/1/30	568,790
		$5,856,775
General Obligations — 6.9%
$230	Alpharetta, 6.50%, 5/1/10	$240,042
2,000	Georgia, 1.00%, 3/1/26	1,142,360
500	Georgia, 2.00%, 12/1/23	367,695
3,095	Paulding County, 5.00%, 2/1/33	3,239,629
1,000	Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12	1,096,230
		$6,085,956
Hospital — 0.5%
$500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$468,055
		$468,055
Housing — 2.9%
$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$948,420
1,000	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37 (3)	1,003,340
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	619,290
		$2,571,050
Industrial Development Revenue — 9.9%
$2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28 (4)	$2,162,100
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	743,141
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09	1,048,560
1,000	Cobb County, Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), 5.00%, 4/1/33	901,120
750	Effingham County, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	716,842
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,208,175
798	Savannah, EDA, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	798,811
1,000	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	1,001,640
225	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	208,395
		$8,788,784

1

Insured-Education — 8.0%
$1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	$1,011,050
1,000	Fulton County, Development Authority, (Morehouse College), (AMBAC), 4.50%, 6/1/37	975,270
1,500	Fulton County, Development Authority, (Tuff Morehouse), (AMBAC), 5.00%, 2/1/34	1,536,435
1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,513,230
2,000	South Regional Joint Development Authority, (Valdosta State University), (XLCA), 5.00%, 8/1/38 (3)	2,037,400
		$7,073,385
Insured-Electric Utilities — 6.9%
$1,000	Burke County, Development Authority, (Georgia Power Co.), (FGIC), 4.75%, 5/1/34	$1,000,080
930	Georgia Municipal Electric Power Authority, (MBIA), 0.00%, 1/1/12	718,276
3,005	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20 (5)	3,332,124
1,000	Puerto Rico Electric Power Authority, Series V, (MBIA), 5.25%, 7/1/29	1,100,650
		$6,151,130
Insured-Escrowed/Prerefunded — 7.1%
$1,000	Atlanta, Airport, (FGIC), Prerefunded to 1/1/10, 5.60%, 1/1/30	$1,055,830
500	Augusta, Water and Sewer, (FSA), Prerefunded to 10/1/10, 5.25%, 10/1/30	531,495
3,000	Metropolitan Atlanta Rapid Transit Authority, Prerefunded to 7/1/08, 5.10%, 7/1/20 (6)	3,059,820
1,500	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (6)	1,662,645
		$6,309,790
Insured-General Obligations — 9.2%
$750	Cherokee County, School System, (FGIC), 4.50%, 8/1/28	$749,460
1,775	Decatur, (FSA), 4.25%, 1/1/37	1,682,682
660	Fayette County, School District, (FSA), 0.00%, 3/1/25	594,574
1,325	Gilmer County, (XLCA), 5.00%, 4/1/32	1,389,912
2,000	Paulding County, (FGIC), 5.00%, 2/1/32	2,091,920
900	Puerto Rico, (FSA), Variable Rate, 8.409%, 7/1/27 (1) (2)	1,061,082
480	Puerto Rico, (MBIA), 5.50%, 7/1/20 (6)	541,757
		$8,111,387
Insured-Hospital — 5.3%
$1,350	Clarke County Hospital Authority, (Athens Regional Medical Center), (MBIA), 4.50%, 1/1/35	$1,273,887
750	Clarke County Hospital Authority, (Athens Regional Medical Center), (MBIA), 5.00%, 1/1/27	775,140
1,190	Clarke County Hospital Authority, (Athens Regional Medical Center), (MBIA), 5.00%, 1/1/32	1,217,429
1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,067,710
400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 8.141%, 8/1/10 (1) (7)	403,780
		$4,737,946
Insured-Housing — 0.5%
$425	Peach County Development Authority, (Fort Valley State University Foundation), (AMBAC), 4.50%, 6/1/37	$414,490
		$414,490
Insured-Industrial Development Revenue — 0.9%
$775	Monroe County Development Authority, (Georgia Power Co.), (AMBAC), Variable Rate, 4.90%, 7/1/36	$782,859
		$782,859
Insured-Lease Revenue/Certificates of Participation — 4.7%
$1,000	Atlanta, Downtown Development Authority, (MBIA), 4.50%, 12/1/26	$988,040
750	Atlanta, Public Safety and Judicial Facilities Authority, (Public Safety Facility), (FSA), 5.00%, 12/1/26	784,005
991	Georgia Local Government Certificate of Participation, (MBIA), 4.75%, 6/1/28	1,017,906
1,200	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (6)	1,331,504
		$4,121,455

2

Insured-Other Revenue — 1.7%
$1,500	Downtown Savannah Authority, (Savannah Ellis Square Parking), (MBIA), 4.75%, 8/1/32	$1,516,725
		$1,516,725
Insured-Special Tax Revenue — 3.9%
$1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	$1,037,620
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,062,240
1,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27 (6)	1,344,204
		$3,444,064
Insured-Transportation — 8.5%
$785	Atlanta, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$790,840
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,172,520
2,000	Metropolitan Atlanta Rapid Transit Authority, (FGIC), 5.25%, 7/1/32	2,242,440
1,780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (6)	1,932,057
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	474,585
900	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	955,575
		$7,568,017
Insured-Water and Sewer — 14.6%
$1,180	Atlanta, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$1,190,832
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34 (5)	2,065,420
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	509,800
1,250	Augusta, Water and Sewer (FSA), 5.00%, 10/1/30	1,324,113
2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	2,059,280
1,135	Coweta County, Water & Sewer Authority, (FSA), 5.00%, 6/1/26	1,245,606
1,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	1,118,280
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/25	1,126,820
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	1,127,910
1,040	Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,158,321
		$12,926,382
Lease Revenue/Certificates of Participation — 1.1%
$1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	$933,040
		$933,040
Other Revenue — 1.1%
$1,000	Main Street National Gas Inc., 5.00%, 3/15/22	$972,560
		$972,560
Special Tax Revenue — 2.3%
$2,020	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$2,046,603
		$2,046,603
Transportation — 0.3%
$250	Augusta, Airport Revenue, 5.15%, 1/1/35	$234,465
		$234,465
Total Tax-Exempt Investments — 107.1% (identified cost $91,918,647)		$94,843,041
Other Assets, Less Liabilities — (7.1)%		$(6,292,894)
Net Assets — 100.0%		$88,550,147

3

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2007, 66.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 25.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of the securities is $2,066,981 or 2.3% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2007.
(3)	When-issued security.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(6)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(7)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2007.

4

A summary of financial instruments at November 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	110 U.S. Treasury Bond	Short	$(12,954,658)	$(12,890,626)	$64,032

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$3,225,000	4.985%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(19,942)
Merrill Lynch Capital Services, Inc.	$3,075,000	5.426%	3 month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(233,612)
Morgan Stanley Capital Services, Inc.	$1,000,000	5.428%	3 month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(74,190)
					$(327,744)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$86,042,717
Gross unrealized appreciation	$3,903,381
Gross unrealized depreciation	(958,057)
Net unrealized appreciation	$2,945,324

Eaton Vance Kentucky Municipals Fund	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,300,211
		$1,300,211
Electric Utilities — 3.8%
$3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$2,323,440
		$2,323,440
Escrowed/Prerefunded — 1.4%
$790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	$862,767
		$862,767
General Obligations — 2.5%
$1,465	Bowling Green, 5.30%, 6/1/19	$1,535,525
		$1,535,525
Hospital — 1.6%
$1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	$981,970
		$981,970
Housing — 2.5%
$500	Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$488,280
1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), Variable Rate, 5.00%, 6/1/35	1,016,760
		$1,505,040
Industrial Development Revenue — 6.5%
$1,500	Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25	$1,510,050
695	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	643,709
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,823,968
		$3,977,727
Insured-Education — 6.7%
$2,000	Boyle County, (CIFG), (Centre College), 5.00%, 6/1/32	$2,037,120
2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	2,061,080
		$4,098,200
Insured-Electric Utilities — 7.1%
$1,000	Kentucky Municipal Power Agency, (MBIA), 5.25%, 9/1/27	$1,077,030
2,000	Kentucky Municipal Power Agency, (Prairie Street Project), Series A, (MBIA), 5.00%, 9/1/37	2,085,320
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	1,159,200
		$4,321,550
Insured-Escrowed/Prerefunded — 12.1%
$3,000	Kenton County, Airport, (MBIA), (AMT), Prerefunded to 3/1/08, 6.30%, 3/1/15 (1)	$3,065,520
1,195	Kenton County, Airport, (MBIA), (AMT), Prerefunded to 3/1/08, 6.45%, 3/1/15	1,226,154
1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	1,059,850
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Prerefunded to 7/1/08, 5.00%, 7/1/28	1,019,770
1,000	University of Kentucky, University Consolidated Revenue, (FGIC), Prerefunded to 5/1/10, 5.00%, 5/1/19	1,040,490
		$7,411,784
Insured-General Obligations — 3.5%
$350	Puerto Rico, (FSA), Variable Rate, 8.409%, 7/1/27 (2) (3)	$412,643
600	Puerto Rico, (MBIA), 5.50%, 7/1/20 (4)	677,196
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,051,890
		$2,141,729

1

Insured-Hospital — 5.5%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	$859,307
6,775	Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	2,538,796
		$3,398,103
Insured-Industrial Development Revenue — 1.6%
$1,000	Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$997,250
		$997,250
Insured-Lease Revenue/Certificates of Participation — 16.8%
$1,000	Gallatin County, School District Finance Corp. School Building, (XLCA), 4.50%, 5/1/26	$1,001,700
1,350	Hardin County, School District Finance Corp. School Building, (FSA), 4.75%, 7/1/21	1,390,837
1,000	Jefferson County, School District Finance Corp. School Building, (FSA), 4.50%, 7/1/23	1,013,840
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	1,138,259
1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	1,041,360
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	1,029,450
1,000	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,119,730
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,119,730
900	Puerto Rico Public Finance Corp., (Commenwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (4)	998,628
455	Wayne County, School District Finance Corp., (MBIA), 4.00%, 7/1/25	427,072
		$10,280,606
Insured-Transportation — 6.7%
$1,000	Kentucky Economic Development Authority, (State Turnpike Revitalization), (FGIC), 0.00%, 1/1/10	$928,650
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	3,163,900
		$4,092,550
Insured-Water and Sewer — 12.1%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	$1,548,930
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,027,480
1,500	Campbell and Kenton County, Sanitation District No. 1, (MBIA), 4.375%, 8/1/35	1,436,745
1,060	Kentucky Rural Water Finance Corp., (MBIA), 4.70%, 8/1/35	1,068,427
2,250	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	2,333,768
		$7,415,350
Lease Revenue/Certificates of Participation — 7.4%
$1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	$843,880
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,693,897
		$4,537,777
Other Revenue — 0.7%
$4,200	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$241,080
5,290	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	181,341
		$422,421
Total Tax-Exempt Investments — 100.6% (identified cost $58,299,410)		$61,604,000
Other Assets, Less Liabilities — (0.6)%		$(394,994)
Net Assets— 100.0%		$61,209,006

2

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2007, 71.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.3% to 28.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of the securities is $412,643 or 0.7% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2007.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

3

A summary of financial instruments at November 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	55 U.S. Treasury Bond	Short	$(6,480,928)	$(6,445,313)	$35,615
3/08	21 U.S. Treasury Note	Short	$(2,392,778)	$(2,377,266)	$15,512
					$51,127

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Merrill Lynch Capital Services, Inc.	$1,150,000	5.426%	3 month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(87,367)
					$(87,367)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,162,066
Gross unrealized appreciation	$3,539,050
Gross unrealized depreciation	(97,116)
Net unrealized appreciation	$3,441,934

4

Eaton Vance Louisiana Municipals Fund	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.6%

Principal Amount (000’s omitted)	Security	Value
Escrowed/Prerefunded — 0.9%
$375	Louisiana Public Facilities Authority, (Eden Point), Prerefunded to 3/1/09, 6.25%, 3/1/34	$395,362
		$395,362
Hospital — 10.3%
$1,000	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	$978,680
1,035	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation Project), Prerefunded to 5/15/26, 5.50%, 5/15/32	1,205,858
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	500,200
1,000	Louisiana Public Facility Authority, (Ochsner Clinic Foundation), 5.50%, 5/15/47	999,650
1,010	Tangipahoa Parish, Hospital Service District No.1, (North Oaks Medical Center), 5.00%, 2/1/30	1,010,232
		$4,694,620
Housing — 6.1%
$25	Louisiana Health Facilities Authority, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	$25,501
1,725	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), 4.80%, 12/1/38	1,618,567
360	Louisiana Housing Finance Authority, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	125,960
1,000	Lousianna Housing Finance Agency, (AMT), (GNMA/FNMA/FHLMC), Series C-2, 5.20%, 6/1/39	999,230
		$2,769,258
Industrial Development Revenue — 7.0%
$325	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$336,131
2,000	St. John Baptist Parish, (Marathon Oil Corp.), Series A, 5.125%, 6/1/37	1,913,620
1,000	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	926,200
		$3,175,951
Insured-Education — 14.7%
$500	Lafayette, Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	$517,665
1,500	Louisiana Environmental Facilities and Community Development Authority, (AMBAC), 4.50%, 10/1/37	1,455,555
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	506,960
1,000	Louisiana Public Facilities Authority, (Black & Gold Facilities), (CIFG), 4.50%, 7/1/38	921,310
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,052,200
1,000	Louisiana Public Facilities Authority, (University of New Orleans), (MBIA), 4.75%, 3/1/32	1,012,440
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), 5.30%, 6/1/32	1,240,368
		$6,706,498
Insured-Electric Utilities — 9.0%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$829,800
1,350	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)	1,364,135
2,000	Rapides Finance Authority, (Cleco Power LLC), (AMBAC), 4.70%, 11/1/36	1,901,060
		$4,094,995
Insured-Escrowed/Prerefunded — 6.4%
$2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17 (2)	$1,679,362
750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/12, 5.25%, 12/1/22	817,837
335	Puerto Rico Commonwealth, (FGIC), Prerefunded to 9/1/12, Variable Rate, 7.212%, 7/1/32 (3) (4)	411,346
		$2,908,545

1

Insured-General Obligations — 9.4%
$750	Louisiana, (State Bond Commission), (CIFG), 5.00%, 7/15/25	$776,250
500	Louisiana, (State Bond Commission), (FGIC), 5.00%, 11/15/20	515,995
2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,651,365
800	New Orleans, (AMBAC), 0.00%, 9/1/16	558,408
300	Puerto Rico, (FSA), Variable Rate, 8.409%, 7/1/27 (3) (4)	353,694
360	Puerto Rico, (MBIA), 5.50%, 7/1/20 (1)	406,318
		$4,262,030
Insured-Hospital — 1.8%
$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$803,108
		$803,108
Insured-Industrial Development Revenue — 2.8%
$1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	$1,281,938
		$1,281,938
Insured-Lease Revenue/Certificates of Participation — 3.6%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	$518,610
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	509,980
540	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (1)	599,176
		$1,627,766
Insured-Other Revenue — 2.7%
$500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$514,220
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	732,102
		$1,246,322
Insured-Special Tax Revenue — 8.1%
$1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	$1,018,750
1,300	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	1,301,287
1,525	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	138,928
280	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	43,081
560	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	81,782
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	61,615
1,000	Saint Tammany Parish, Sales Tax District No. 3, (CIFG), 5.00%, 6/1/30	1,024,230
		$3,669,673
Insured-Transportation — 4.8%
$1,500	New Orleans Aviation Board, (FSA), (AMT), 5.00%, 1/1/38	$1,492,995
620	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (1)	672,964
		$2,165,959
Insured-Water and Sewer — 3.6%
$1,640	East Baton Rouge, Sewer Commission, (FSA), 4.50%, 2/1/36	$1,617,975
		$1,617,975
Other Revenue — 5.0%
$2,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$114,800
3,015	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	103,354
1,050	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (1)	1,112,041
1,000	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	969,330
		$2,299,525
Senior Living/Life Care — 3.0%
$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$505,940
850	Louisiana Public Facilities Authority, (Glen Retirement System), 6.70%, 12/1/25	850,969
		$1,356,909
Special Tax Revenue — 2.2%
$1,010	Puerto Rico Sales Tax Financing, Series A, 5.25%, 8/1/57	$1,023,302
		$1,023,302

2

Transportation — 2.2%
$1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.20%, 10/1/18	$1,007,520
		$1,007,520
Total Tax-Exempt Investments (identified cost $45,899,817)		$47,107,256

Short-Term Investments — 1.5%

Principal Amount (000’s omitted)	Description	Value
$700	St. Bernard Parish Exempt Facilities Revenue, (Mobil Oil), (AMT), Variable Rate, 3.66%, 11/1/26 (5)	$700,000
Total Short-Term Investments (identified cost $700,000)		$700,000
Total Investments — 105.1% (identified cost $46,599,817)		$47,807,256
Other Assets, Less Liabilities — (5.1)%		$(2,317,843)
Net Assets — 100.0%		$45,489,413

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2007, 63.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 24.6% of total investments.

(1)		Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of the securities is $765,040 or 1.7% of the Fund’s net assets.

(4)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2007.
(5)		Variable rate demand obligation. The stated rate represents the rate in effect at November 30, 2007.

3

A summary of financial instruments at November 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
03/08	17 U.S. Treasury Bond	Short	$(1,988,543)	$(1,992,188)	$(3,645)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$1,675,000	4.985%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(10,357)
Lehman Brothers, Inc.	$1,300,000	4.003%	USD-BMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(45,569)
Merrill Lynch Capital Services, Inc.	$1,550,000	5.426%	3 month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(117,756)
Morgan Stanley Capital Services, Inc.	$550,000	5.428%	3 month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(37,095)
					$(210,777)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$43,670,162
Gross unrealized appreciation	$1,935,708
Gross unrealized depreciation	(463,614)
Net unrealized appreciation	$1,472,094

4

Eaton Vance Maryland Municipals Fund	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.3%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,253,050
		$1,253,050
Education — 10.9%
$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$4,135,440
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,233,305
1,500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,518,720
1,500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,438,455
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	385,936
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,014,570
		$10,726,426
Escrowed/prerefunded — 9.6%
$1,225	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,478,318
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,274,250
3,250	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39 (1)	3,418,642
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/21	536,535
1,300	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/32	1,394,991
800	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/10, 6.75%, 7/1/30	876,144
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	467,156
		$9,446,036
General Obligations — 7.0%
$1,075	Baltimore County, (Metropolitan District), 4.25%, 9/1/36	$1,034,677
1,500	Montgomery County, 5.00%, 5/1/25	1,606,380
1,000	Montgomery County, 5.25%, 10/1/19	1,066,000
2,235	Prince George’s County, Housing Authority, 5.00%, 7/15/23	2,405,508
1,100	Puerto Rico, 0.00%, 7/1/16	767,250
		$6,879,815
Hospital — 12.9%
$2,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$2,345,725
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	1,024,900
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), 5.125%, 11/15/34	2,186,320
1,500	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	1,338,570
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	2,328,136
1,000	Maryland Health and Higher Educational Facilities Authority, (Union Hospital of Cecil County), 5.00%, 7/1/40	976,380
2,500	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	2,436,375
		$12,636,406

1

Housing — 4.4%
$1,000	Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$994,610
2,000	Maryland Community Development Authority, Multifamily Housing, (AMT), 4.85%, 9/1/47	1,852,180
500	Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	459,565
1,000	Prince George’s County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	1,020,140
		$4,326,495
Industrial Development Revenue — 1.3%
$1,000	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$998,920
215	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	225,860
		$1,224,780
Insured-Education — 1.5%
$1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	$1,428,864
		$1,428,864
Insured-Escrowed/Prerefunded — 12.4%
$1,000	Baltimore, Wastewater, (AMBAC), Prerefunded to 7/1/16, 5.00%, 7/1/36	$1,104,530
3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	3,435,221
1,000	Puerto Rico Electric Power Authority, (FGIC), Prerefunded to 7/1/15, 5.00%, 7/1/35	1,103,000
4,650	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (2)	4,929,310
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,634,850
		$12,206,911
Insured-General Obligations — 1.6%
$350	Puerto Rico, (FSA), Variable Rate, 8.409%, 7/1/27 (3) (4)	$412,643
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	1,134,900
		$1,547,543
Insured-Hospital — 8.7%
$4,860	Maryland Health and Higher Educational Facilities Authority, (Medlantic), (AMBAC), 5.25%, 8/15/38 (2)	$5,355,136
3,150	Puerto Rico, Industrial Tourist Educational Medical & Environment Control Facilities Authority, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,172,900
		$8,528,036
Insured-Housing — 2.6%
$2,695	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$2,526,913
		$2,526,913
Insured-Lease Revenue/Certificates Of Participation — 1.7%
$1,500	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (2)	$1,664,380
		$1,664,380
Insured-Other Revenue — 1.0%
$1,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Parking Revenue, (AMBAC), 5.00%, 7/1/34	$1,012,550
		$1,012,550
Insured-Special Tax Revenue — 4.1%
$2,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	$2,109,620
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	196,691

2

$1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$450,844
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	531,120
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	68,103
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	644,680
		$4,001,058
Insured-Transportation — 8.8%
$250	Maryland Transportation Authority, (FSA), 4.50%, 7/1/37	$246,010
1,000	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	983,780
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	1,042,360
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,555,740
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,535,160
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32 (2)	3,296,940
		$8,659,990
Insured-Water and Sewer — 6.1%
$500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	$518,290
2,000	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/32	2,096,940
1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	1,090,560
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,303,420
		$6,009,210
Other Revenue — 2.5%
$4,300	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$246,820
6,425	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	220,249
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	915,182
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,051,600
		$2,433,851
Senior Living/Life Care — 1.4%
$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$360,120
325	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	312,250
750	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	685,035
		$1,357,405
Special Tax Revenue — 4.7%
$750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$770,048
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	535,210
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	811,808
2,425	Puerto Rico Sales Tax Financing, Series A, 5.25%, 8/1/57	2,456,937
		$4,574,003
Water And Sewer — 1.2%
$1,250	Anne Arundel County, Water and Sewer, 4.25%, 3/1/36	$1,185,488
		$1,185,488

Total Tax-Exempt Investments (Identified cost $101,165,830)		$103,629,210

3

Short-Term Investments — 1.0%

Principal
Amount
(000’S omitted)	Description	Value
$1,000	Maryland Health and Higher Education Facilities Authority, (University of Maryland Medical System), Series E, (FGIC), Variable Rate, 3.49%, 7/1/41 (5)	$999,950
Total Short-Term Investments (identified cost $999,950)		$999,950

Total Investments — 106.7% (identified cost $102,165,780)		$104,629,160

Other Assets, Less Liabilities — (6.7)%		$(6,548,209)

Net Assets — 100.0%		$98,080,951

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc
MBIA	—	Municipal Bond Insurance Association
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2007, 46.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 18.2% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of the securities is $412,643 or 0.4% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2007.
(5)	Variable rate demand obligation. The stated rate represents the rate in effect at November 30, 2007.

4

A summary of financial instruments at November 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	73 U.S. Treasury Bond	Short	$(8,589,222)	$(8,554,688)	$34,534

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$3,675,000	4.985%	3 month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$(22,724)

Morgan Stanley Capital Services, Inc.	$1,100,000	5.428%	3 month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(81,609)

Morgan Stanley Capital Services, Inc.	$3,000,000	3.930%	6 month USD-BMA Municipal Swap Index	December 20, 2007/ December 20, 2037	$(88,380)
					$(192,713)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$92,659,789
Gross unrealized appreciation	$3,705,213
Gross unrealized depreciation	(1,325,842)
Net unrealized appreciation	$2,379,371

Eaton Vance Missouri Municipals Fund	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.0%

Principal Amount (000’s omitted)	Security	Value
Education — 3.3%
$2,000	Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/35	$2,114,500
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 4.50%, 1/15/41	1,473,300
		$3,587,800
Electric Utilities — 0.6%
$150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.36%, 7/1/25 (1) (2)	$155,278
450	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.36%, 7/1/37 (1) (2)	446,841
		$602,119
Escrowed/Prerefunded — 2.9%
$500	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), Prerefunded to 8/15/12, 5.70%, 8/15/22	$548,275
1,500	Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), Prerefunded to 5/15/08, 5.30%, 5/15/28	1,527,615
1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	1,084,730
		$3,160,620
Hospital — 6.9%
$1,000	Cape Girardeaua County, Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$945,620
1,000	Johnson County, (Western Missouri Medical Center), 5.00%, 6/1/25	987,370
400	Joplin Industrial Development Authority, (Freeman Health Systems), 5.375%, 2/15/35	400,540
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,104,304
1,000	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	1,010,190
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	496,554
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	255,038
1,250	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,224,050
		$7,423,666
Housing — 1.9%
$905	Jefferson County Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$937,417
105	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	106,197
15	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 7.25%, 9/1/26	15,231
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	507,172
500	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	488,235
		$2,054,252
Industrial Development Revenue — 4.4%
$215	Jefferson County, (Kmart Corp.), 6.40%, 8/1/08	$215,082
1,080	Missouri Development Finance Authority, Solid Waste Disposal, (Proctor and Gamble Paper Products), (AMT), 5.20%, 3/15/29	1,171,152
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	1,245,828
2,000	Saint Louis, Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), 4.875%, 3/1/32	1,861,360
300	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	277,860
		$4,771,282

Insured-Education — 3.4%
$1,000	Lincoln University Auxiliary System Revenue, (AGC), 5.125%, 6/1/37	$1,048,450
1,000	Missouri State Health and Educational Facilities Authority, (St. Louis University), (AMBAC), 4.75%, 10/1/24	1,007,120
1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	1,582,905
		$3,638,475
Insured-Electric Utilities — 11.3%
$1,240	Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,298,999
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,312,820
1,240	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	1,198,683
1,000	Missouri Joint Municipal Electric Utility Commission, (MBIA), 5.00%, 1/1/26	1,039,380
3,000	Missouri Joint Municipal Electric Utility Commission, Series A, (AMBAC), 4.50%, 1/1/37	2,898,360
1,000	Missouri Joint Municipal Electric Utility Commission, Series A, (AMBAC), 5.00%, 1/1/42	1,027,520
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (3)	1,356,196
1,000	Puerto Rico Electric Power Authority, Series V, (MBIA), 5.25%, 7/1/29	1,100,650
		$12,232,608
Insured-Escrowed/Prerefunded — 5.7%
$1,500	Bi-State Development Agency, Illinois Metropolitan District, (Saint Clair County Metrolink Extension), (MBIA), Prerefunded to 7/1/08, 5.00%, 7/1/28	$1,543,485
575	Missouri State Health and Educational Facilities Authority, (Saint Louis Children’s Hospital), (MBIA), Escrowed to Maturity, 0.00%, 5/15/08	566,254
1,000	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32 (4)	1,085,790
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,151,920
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), Prerefunded to 7/1/12, 5.00%, 7/1/32	804,660
		$6,152,109
Insured-General Obligations — 11.2%
$2,800	Jackson County, Consolidated School District No. 002 (Missouri Direct Deposit), (MBIA), 5.00%, 3/1/27	$2,933,784
1,000	Kansas City, (MBIA), 5.00%, 2/1/27	1,056,020
1,300	Marion County School District No. 060, (FSA), 5.00%, 3/1/25	1,365,611
1,000	Platte County Reorganized School District No. R-3, (FSA), 5.00%, 3/1/25	1,059,570
900	Puerto Rico, (FSA), Variable Rate, 8.409%, 7/1/27 (1) (2)	1,061,082
1,900	Saint Charles County, Francis Howell School District, (FGIC), 0.00%, 3/1/16	1,351,546
1,000	Saint Charles County, Francis Howell School District, (FGIC), 5.25%, 3/1/21	1,118,250
1,000	Saint Louis, Board of Education, (MBIA), 5.00%, 4/1/25	1,051,050
1,000	Springfield, School District No. R-12, (FSA), 5.25%, 3/1/25	1,076,500
		$12,073,413
Insured-Hospital — 6.7%
$9,500	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$5,412,815
540	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	292,032
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,546,350
		$7,251,197
Insured-Industrial Development Revenue — 1.8%
$2,000	Kansas City, Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,971,920
		$1,971,920
Insured-Lease Revenue/Certificates of Participation — 12.0%
$1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/25	$1,071,450
1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/26	1,069,290
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	557,110
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	1,975,400
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,073,800
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	949,518
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	715,721
239	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (3)	246,788

$662	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36 (3)	$716,407
1,200	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (3)	1,331,504
2,000	Saint Louis, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,196,300
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	1,037,120
		$12,940,408
Insured-Other Revenue — 0.7%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	$787,185
		$787,185
Insured-Special Tax Revenue — 6.9%
$1,000	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	$1,029,800
2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (FSA), 5.25%, 7/1/28	2,589,888
1,955	Howard Bend, Levee District, (XLCA), 5.25%, 3/1/28	2,155,270
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	619,848
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,062,240
		$7,457,046
Insured-Transportation — 6.1%
$615	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	$681,863
2,060	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	2,235,976
1,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	1,061,750
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (AMT), 6.00%, 7/1/14	1,012,202
500	Saint Louis Airport, (Lambert International Airport), (FSA), 4.25%, 7/1/32	461,830
1,000	Saint Louis Airport, (Lambert International Airport), (MBIA), 5.50%, 7/1/31	1,132,580
		$6,586,201
Insured-Utilities — 2.3%
$2,585	Springfield, Public Utility Revenue, (FGIC), 4.50%, 8/1/36	$2,524,175
		$2,524,175
Insured-Water and Sewer — 0.9%
$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri - American Water Co.), (AMBAC), 4.60%, 12/1/36	$934,890
		$934,890
Lease Revenue/Certificates of Participation — 0.5%
$500	St. Joseph, Industrial Development Authority, (Sewage Systems Improvements Project), 5.00%, 4/1/27	$510,060
		$510,060
Other Revenue — 2.3%
$2,500	Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,539,200
		$2,539,200
Senior Living/Healthcare — 2.7%
$2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	$1,973,440
1,000	St. Louis County, Industrial Development Authority, (Friendship Village West County), Series A, 5.50%, 9/1/28	999,290
		$2,972,730
Senior Living/Life Care — 1.8%
$1,000	Kansas City, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	$984,770
1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	960,670
		$1,945,440
Special Tax Revenue — 2.8%
$600	Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	$590,382
2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,456,937
		$3,047,319

Transportation — 1.7%
$270	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$261,722
525	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	498,372
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,056,570
		$1,816,664
Water and Sewer — 1.2%
$520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	$522,865
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	793,820
		$1,316,685
Total Tax-Exempt Investments — 102.0% (identified cost $106,785,568)		$110,297,464
Other Assets, Less Liabilities — (2.0)%		$(2,210,399)
Net Assets — 100.0%		$108,087,065

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2007, 67.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 22.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of the securities is $1,663,201 or 1.5% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at November 30, 2007 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/08	58 U.S. Treasury Bond	Short	$(6,784,438)	$(6,796,875)	$(12,437)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$4,050,000	4.985%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(25,043)
Merrill Lynch Capital Services, Inc.	$3,650,000	5.426%	3 month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(277,296)
Morgan Stanley Capital Services, Inc.	$1,175,000	5.428%	3 month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(87,173)
					$(389,512)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, as follows:

Aggregate cost	$102,951,282
Gross unrealized appreciation	$4,662,051
Gross unrealized depreciation	(1,060,869)
Net unrealized appreciation	$3,601,182

Eaton Vance North Carolina Municipals Fund	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.0%

Principal Amount (000’s omitted)	Security	Value
Education — 10.0%
$2,000	North Carolina Capital Facilities Finance Agency, (Duke University), 4.50%, 10/1/40	$1,959,860
510	North Carolina Capital Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	526,708
1,000	North Carolina Educational Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	1,040,350
7,410	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	5,047,618
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,089,238
		$9,663,774
Electric Utilities — 14.3%
$5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09 (1)	$5,123,950
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,321,212
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,704,435
1,950	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,294,488
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,327,680
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,049,730
		$13,821,495
Escrowed/Prerefunded — 12.0%
$1,000	Charlotte, Prerefunded to 6/1/10, 5.60%, 6/1/20	$1,074,880
1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25	1,057,300
1,000	New Hanover County, Public Improvements, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,087,710
2,190	North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/11, 5.125%, 10/1/41	2,339,730
1,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,023,680
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17 (2)	2,413,696
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	481,232
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,615,095
465	North Carolina Medical Care Commission, (Gaston Health Care), Prerefunded to 2/15/08, 5.00%, 2/15/29	471,161
		$11,564,484
General Obligations — 1.1%
$1,000	Charlotte, 5.00%, 7/1/29	$1,039,680
		$1,039,680
Hospital — 12.0%
$4,800	Charlotte-Mecklenburg Hospital Authority, (Carolinas Healthcare System), 5.00%, 1/15/45 (3)	$5,239,328
535	North Carolina Medical Care Commission, (Gaston Health Care), 5.00%, 2/15/29	535,294
950	North Carolina Medical Care Commission, (Mission Health Combined Group), 4.25%, 10/1/29	858,847
2,000	North Carolina Medical Care Commission, (Mission Health, Inc.), 5.00%, 10/1/25	2,049,080
1,320	North Carolina Medical Care Commission, (Novant Health, Inc.), 5.00%, 11/1/39	1,324,752
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,019,050
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	507,290
		$11,533,641
Housing — 8.2%
$1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,362,718
2,430	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,283,933

1

$2,000	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	$1,872,300
1,000	North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	947,970
1,000	North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	958,540
515	North Carolina Housing Finance Agency, MFMR, (AMT), 6.45%, 9/1/27	522,957
		$7,948,418
Insured-Education — 3.5%
$1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$1,351,865
2,000	University of North Carolina at Charlotte, (AMBAC), 4.75%, 10/1/35	2,019,300
		$3,371,165
Insured-Electric Utilities — 1.7%
$1,650	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (3)	$1,667,276
		$1,667,276
Insured-Escrowed/Prerefunded — 6.9%
$1,745	Broad River, Water Authority Water System, (MBIA), Prerefunded to 6/1/10, 5.375%, 6/1/26	$1,850,189
1,375	East Carolina University, (Housing Dining Facility Systems Revenue), (AMBAC), Prerefunded to 5/1/11, 5.25%, 11/1/21	1,477,685
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (3)	3,325,290
		$6,653,164
Insured-General Obligations — 2.1%
$840	Puerto Rico, (MBIA), 5.50%, 7/1/20 (3)	$948,074
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	1,041,864
		$1,989,938
Insured-Hospital — 7.1%
$1,045	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	$1,119,070
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	2,021,720
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,096,155
1,210	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/25	1,255,871
1,275	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/26	1,318,631
		$6,811,447
Insured-Lease Revenue/Certificates of Participation — 2.5%
$1,025	Buncombe County, (AMBAC), 4.75%, 4/1/32	$1,038,448
1,260	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (3)	1,398,079
		$2,436,527
Insured-Special Tax Revenue — 0.5%
$2,440	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$222,284
450	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	69,237
895	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	130,706
720	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	99,691
		$521,918
Insured-Transportation — 7.6%
$2,000	Charlotte, Airport, (AMBAC), 4.50%, 7/1/37	$1,907,160
500	Charlotte, Airport, (MBIA), (AMT), 5.25%, 7/1/21	522,310
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	1,953,765
1,800	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32 (3)	1,978,164
1,000	Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31	1,014,800
		$7,376,199
Insured-Water and Sewer — 6.7%
$1,000	Asheville, Water System Revenue, (MBIA), 5.00%, 8/1/32 (4)	$1,050,401
1,685	Broad River, Water Authority Water System, (XLCA), 5.00%, 6/1/21	1,783,775
500	Brunswick County, Enterprise System Water and Sewer Revenue, (FSA), 5.25%, 4/1/26	535,370

2

$1,500	Franklin County, Certificates of Participation, (MBIA), 5.00%, 9/1/27	$1,568,835
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,540,140
		$6,478,521
Lease Revenue/Certificates of Participation — 4.8%
$1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	$1,021,930
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,524,135
2,000	Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,087,320
		$4,633,385
Senior Living/Life Care — 0.3%
$250	North Carolina Medical Care Commission (United Methodist), 5.25%, 10/1/24	$238,165
		$238,165
Special Tax Revenue — 1.7%
$1,620	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,641,335
		$1,641,335
Water and Sewer — 6.0%
$1,700	Charlotte, Storm Water, 5.00%, 6/1/25	$1,770,346
1,000	Charlotte, Water and Sewer, 4.625%, 7/1/36	1,007,010
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,057,298
1,000	Raleigh Enterprise System, 4.50%, 3/1/36	992,500
		$5,827,154
Total Tax-Exempt Investments — 109.0% (identified cost $101,070,461)		$105,217,686
Other Assets, Less Liabilities — (9.0)%		$(8,665,010)
Net Assets — 100.0%		$96,552,676

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
MFMR	—	Multi Family Mortgage Revenue
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2007, 35.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 16.0% of total investments.

(1)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(2)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)		Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)		When-issued security.

3

A summary of financial instruments at November 30, 2007, is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	175 U.S. Treasury Bond	Short	$(20,613,655)	$(20,507,813)	$105,842

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$4,000,000	4.003%	6 month USD- BMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(140,212)

Lehman Brothers, Inc.	$2,925,000	4.985%	3 month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$(18,087)

Merrill Lynch Capital Services, Inc.	$1,500,000	5.426%	3 month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(113,958)

Morgan Stanley Capital Services, Inc.	$1,225,000	5.428%	3 month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(90,882)

					$(363,139)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$90,533,623
Gross unrealized appreciation	$4,695,410
Gross unrealized depreciation	(411,347)
Net unrealized appreciation	$4,284,063

4

Eaton Vance Oregon Municipals Fund	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.5%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 0.9%
$1,235	Western Generation Agency, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$1,237,890
		$1,237,890
Education — 0.7%
$1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	$1,003,790
		$1,003,790
Electric Utilities — 2.8%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,001,090
1,000	Port of Morrow, Pollution Control, (Portland General Electric), Variable Rate, 5.20%, 5/1/33	1,010,650
505	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.36%, 7/1/25 (1) (2)	522,771
1,495	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.36%, 7/1/37 (1) (2)	1,484,505
		$4,019,016
Escrowed/Prerefunded — 3.6%
$2,000	Oregon Department of Transportation, (Highway User Tax), Prerefunded to 11/15/12, 5.125%, 11/15/26	$2,168,040
1,250	Portland, Community College District, Prerefunded to 6/1/11, 5.00%, 6/1/21	1,321,662
1,500	Umatilla County, Hospital Facilities Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	1,584,690
		$5,074,392
General Obligations — 9.8%
$3,000	Oregon, 4.50%, 8/1/37	$2,953,920
1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	898,310
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,430,000
660	Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	686,440
1,270	Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	1,298,550
3,440	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,599,857
		$13,867,077
Hospital — 1.5%
$2,105	Hood River County, Health Facility Authority Elderly Housing, (Down Manor), 6.50%, 1/1/17	$2,127,881
		$2,127,881
Housing — 18.3%
$870	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$901,181
1,000	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	948,690
2,000	Oregon Housing and Community Services Department, (Single Family Mortgage), (AMT), 4.75%, 7/1/36	1,862,520
2,170	Oregon Housing and Community Services Department, (Single Family Mortgage), (AMT), 5.00%, 1/1/25	2,175,165
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	757,357
2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	2,411,450
875	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	880,915
460	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	460,483
510	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	510,551
1,655	Portland Housing Authority (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,579,234
2,080	Portland Housing Authority (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,978,558
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	458,067
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,659,937
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,933,909

1

$3,710	Portland Housing Authority, Multifamily Revenue Housing (Berry Ridge), (AMT), 6.30%, 5/1/29	$3,746,210
1,500	Washington County, Housing Authority, (Bethany Meadows), (AMT), 5.85%, 9/1/27	1,532,760
		$25,796,987
Industrial Development Revenue — 4.2%
$590	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$542,275
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,500,630
165	Port of Portland, (North Portland Crown Zellerbach Corp.), 6.125%, 5/15/08	164,550
830	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	802,228
915	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	891,631
		$5,901,314
Insured-Education — 3.0%
$4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	$2,646,014
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32	1,544,355
		$4,190,369
Insured-Electric Utilities — 1.3%
$750	Emerald People’s Utility District, (FSA), 5.25%, 11/1/22	$800,587
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,047,080
		$1,847,667
Insured-Escrowed/Prerefunded — 5.0%
$1,750	Clackamas County, School District No. 007J, (Lake Oswego), (MBIA), Prerefunded to 6/1/11, 5.00%, 6/1/26 (3)	$1,850,327
1,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,089,900
3,896	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (4)	4,192,270
		$7,132,497
Insured-General Obligations — 20.2%
$1,200	Clackamas County, School District No. 108, (FSA), 5.50%, 6/15/24	$1,388,544
5,000	Clackamas County, School District No. 115, (MBIA), 0.00%, 6/15/27	1,933,700
1,050	Clackamas County, School District No. 12, (North Clackamas, (FSA), 4.50%, 6/15/32	1,041,495
1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	671,190
2,950	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/23	1,430,868
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	634,650
1,230	Jackson County, School District No. 549C, (FSA), 4.25%, 12/15/28	1,194,797
1,460	Jackson County, School District No. 549C, (FSA), 4.50%, 12/15/31	1,448,729
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	208,396
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	532,010
575	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/29	195,632
1,475	Lane County, School District No. 40, (Creswell), (FSA), 4.25%, 6/15/27	1,432,048
3,750	Lane County, School District No.019, (Springfield), (FSA), 0.00%, 6/15/28	1,344,863
800	Lebanon, (AMBAC), 4.25%, 6/1/26	784,416
2,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/27	2,316,500
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/30 (4)	4,628,140
195	Marion and Clackamas Counties, School District No. 4J, (Silver Falls), (MBIA), 4.25%, 6/15/27	189,322
1,470	Marion County, (AMBAC), 5.50%, 6/1/23	1,692,499
1,065	Polk Marion and Benton Counties Oresch District No. 13J, (FSA), 4.125%, 6/15/27	998,661
855	Portland, Oregon Revenue, (MBIA), 4.50%, 6/1/28	854,427
600	Puerto Rico, (MBIA), 5.50%, 7/1/20 (4)	677,196
100	Tualatin Valley Fire and Rescue, (Rural Fire Protection District), (MBIA), 4.25%, 4/1/26	97,078
1,000	Tualatin Valley Fire and Rescue, (Rural Fire Protection District), (MBIA), 4.25%, 4/1/27	963,510
875	Washington Clackamas and Yamhill Counties School District No. 88J, (MBIA), 4.25%, 6/15/28	844,611
3,425	Washington Clackamas and Yamhill Counties, School District No.88J, Series A, (MBIA), 0.00%, 6/15/31	1,036,542
		$28,539,824
Insured-Hospital — 1.8%
$500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	$505,345
2,000	Salem, Hospital Facilities Authority, (Salem Hospital), (AMBAC), 5.00%, 8/15/36	2,032,460
		$2,537,805

2

Insured-Lease Revenue/Certificates of Participation — 3.3%
$2,000	Oregon Department of Administration Services, (FGIC), 5.00%, 11/1/22	$2,106,100
1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	1,591,125
900	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (4)	998,628
		$4,695,853
Insured-Other Revenue — 1.0%
$1,520	Oregon Bond Bank, (AMBAC), 4.375%, 1/1/32	$1,456,570
		$1,456,570
Insured-Special Tax Revenue — 4.2%
$560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$200,267
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	102,155
20,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	3,393,800
17,500	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,594,250
905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	139,243
1,795	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	262,142
1,435	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	198,690
		$5,890,547
Insured-Transportation — 7.2%
$2,265	Jackson County, Airport, (XLCA), 5.25%, 12/1/23	$2,370,866
1,400	Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/37	1,482,096
3,955	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	4,384,988
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (4)	1,953,765
		$10,191,715
Insured-Water and Sewer — 3.1%
$1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26	$1,653,073
1,000	Portland, Sewer System, (FSA), 5.00%, 6/1/23	1,046,140
900	Portland, Water System, (MBIA), 4.50%, 10/1/31	893,313
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	783,308
		$4,375,834
Other Revenue — 1.1%
$1,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (4)	$1,588,629
		$1,588,629
Senior Living/Life Care — 1.3%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,777,878
		$1,777,878
Special Tax Revenue — 8.2%
$5,000	Oregon Department of Transportation, (Highway User Tax), 4.50%, 11/15/32	$4,982,800
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,288,856
5,235	Puerto Rico Sales Tax Financing, Series A, 5.25%, 8/1/57	5,303,945
		$11,575,601
Total Tax-Exempt Investments (identified cost $142,645,218)		$144,829,136

Short-Term Investments — 0.1%

Principal Amount (000’s omitted)	Description	Value
$90	Puerto Rico Infrastructure Financing Authority, (LIQ), Variable Rate, 3.58%, 10/1/32	$90,000
Total Short-Term Investments (identified cost $90,000)		$90,000
Total Investments — 102.6% (identified cost $142,735,218)		$144,919,136
Other Assets, Less Liabilities — (2.6)%		$(3,678,116)
Net Assets — 100.0%		$141,241,020

3

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
LIQ	—	Liquidity Provider
MBIA	—	Municipal Bond Insurance Association
MFMR	—	Multi Family Mortgage Revenue
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2007, 48.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 15.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of the securities is $2,007,276 or 1.4% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2007.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

4

A summary of financial instruments at November 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	300 U.S. Treasury Bond	Short	$(35,344,281)	$(35,156,250)	$188,031

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$3,650,000	4.985%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(22,570)
Lehman Brothers, Inc.	$5,000,000	4.003%	6 month USD-BMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(175,265)
Merrill Lynch Capital Services, Inc.	$2,500,000	5.426%	3 month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(189,929)
Morgan Stanley Capital Services, Inc.	$1,475,000	5.428%	3 month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(109,430)
					$(497,194)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$133,554,379
Gross unrealized appreciation	$4,120,581
Gross unrealized depreciation	(1,901,824)
Net unrealized appreciation	$2,218,757

5

Eaton Vance South Carolina Municipals Fund	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.3%
$1,175	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$1,128,705
1,100	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,116,016
1,000	South Carolina Educational Facilities Authority, (Wofford College), 4.50%, 4/1/30	938,240
		$3,182,961
Electric Utilities — 1.3%
$440	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.36%, 7/1/25 (1) (2)	$455,484
1,310	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.36%, 7/1/37 (1) (2)	1,300,804
		$1,756,288
Escrowed/Prerefunded — 3.4%
$695	Kershaw County, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	$720,319
1,000	Lexington County, (Health Services District, Inc.), Prerefunded to 11/1/13, 5.50%, 11/1/32	1,106,350
1,000	Medical University Hospital Authority, Prerefunded to 8/15/12, 6.50%, 8/15/32	1,137,260
1,335	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	1,534,809
165	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	189,238
		$4,687,976
General Obligations — 4.1%
$1,500	Charleston County, School District, 5.00%, 2/1/25	$1,559,340
1,085	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	1,129,094
2,360	South Carolina, 3.25%, 8/1/30	1,939,000
1,240	South Carolina State, (Clemson University), 2.50%, 6/1/21	1,018,214
		$5,645,648
Hospital — 2.8%
$3,500	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	$3,510,710
250	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	257,112
		$3,767,822
Housing — 0.2%
$285	South Carolina Housing Finance Authority, SFMR, (FHA), 6.45%, 7/1/17	$285,348
		$285,348
Industrial Development Revenue — 3.1%
$1,400	Darlington County, (Sonoco Products), (AMT), 6.00%, 4/1/26	$1,402,324
400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	386,616
1,000	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 5.95%, 9/1/31	1,007,490
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,449,672
		$4,246,102
Insured-Education — 5.8%
$1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$1,041,730
1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	1,331,962
2,750	College of Charleston, Higher Education Facility, (XLCA), 4.50%, 4/1/37	2,682,020
1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Authority, (University Plaza), (MBIA), 5.00%, 7/1/33 (3)	1,535,715
1,345	University of South Carolina, (AMBAC), 4.75%, 5/1/27	1,361,934
		$7,953,361

1

Insured-Electric Utilities — 8.0%
$7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	$2,713,575
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	911,841
2,090	Piedmont Municipal Power Agency, (FGIC), 0.00%, 1/1/23	1,027,862
1,000	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/21	1,058,470
5,000	South Carolina Public Services Authority, (AMBAC), 5.00%, 1/1/37	5,205,400
		$10,917,148
Insured-Escrowed/Prerefunded — 0.8%
$990	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (3)	$1,065,207
		$1,065,207
Insured-General Obligations — 6.1%
$745	Beaufort County, School District, (FSA), 4.25%, 3/1/32	$708,026
2,065	Beaufort County, School District, (FSA), 5.00%, 3/1/28	2,175,064
500	Berkeley County, (CIFG), 4.50%, 9/1/29	490,780
1,300	Berkeley County, (FSA), 2.00%, 9/1/25	909,974
1,000	Lancaster County School District, (FSA), 4.75%, 3/1/18	1,028,290
1,980	Puerto Rico, (AGC), 5.50%, 7/1/29 (3)	2,270,935
600	Puerto Rico, (MBIA), 5.50%, 7/1/20 (3)	677,196
		$8,260,265
Insured-Hospital — 0.8%
$1,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	$1,029,450
		$1,029,450
Insured-Lease Revenue/Certificates of Participation — 18.5%
$500	Greenville County, School District, (Building Equity Sooner), (AGC), 5.00%, 12/1/28	$513,680
5,975	Greenwood Fifty School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	5,856,277
1,390	Greenwood Fifty Schools Facilities, Inc., (AGC), 4.625%, 12/1/29	1,388,096
2,810	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	2,874,405
1,245	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (3)	1,381,435
2,500	Scago Educational Facilities Corp. Pickens School District, (FSA), Variable Rate, 5.77%, 12/1/28 (1) (2)	2,384,800
3,665	Scago Educational Facilities Corp., Cherokee School District No 1, (FSA), 5.00%, 12/1/30	3,818,270
2,000	Scago Educational Facility Corp., Pickens School District, (FSA), 5.00%, 12/1/31	2,059,180
2,400	Scago Educational Facility Corp., Sumter School District No 17, (FSA), 4.50%, 12/1/31	2,362,248
2,635	Sumter Two School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	2,582,643
		$25,221,034
Insured-Other Revenue — 2.8%
$1,710	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/25	$1,747,603
2,000	Columbia, Parking Facility, Series A, (CIFG), 5.00%, 2/1/37	2,020,860
		$3,768,463
Insured-Pooled Loans — 3.8%
$4,980	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27 (3)	$5,174,419
		$5,174,419

2

Insured-Special Tax Revenue — 1.6%
$1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	$1,087,710
4,890	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	445,479
905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	139,243
1,795	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	262,142
1,435	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	198,690
		$2,133,264
Insured-Transportation — 3.0%
$2,700	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	$2,930,648
1,095	Richland Lexington, Airport, (AMT), (CIFG), 5.00%, 1/1/21	1,124,258
		$4,054,906
Insured-Utilities — 4.1%
$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,152,030
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32 (4)	2,308,060
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	2,101,780
		$5,561,870
Insured-Water and Sewer — 18.1%
$3,150	Beaufort-Jasper, Water and Sewer Authority, (FSA), 4.50%, 3/1/31	$3,120,642
1,530	Cayce, Waterworks and Sewer Revenue, (XLCA), 4.625%, 7/1/27	1,540,113
1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	1,033,800
1,000	Easley, SC Utility Revenue, (FSA), 5.00%, 12/1/27	1,036,900
2,800	Easley, SC Utility Revenue, (FSA), 5.00%, 12/1/34	2,915,164
1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,557,495
3,830	Lugoff-Elgin, Water Authority, (MBIA), 4.625%, 7/1/37	3,832,796
1,895	Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	1,867,011
500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	510,065
1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	1,052,930
6,250	Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	6,189,813
		$24,656,729
Lease Revenue/Certificates of Participation — 8.8%
$2,000	Charleston Educational Excellence Financing Corp., 5.00%, 12/1/31	$2,034,080
1,000	Dorchester County, School District No. 2, 5.00%, 12/1/30	1,002,870
3,000	Greenville County, School District, 5.00%, 12/1/24 (3)	3,124,680
1,420	Lexington, One School Facility Corp., 5.00%, 12/1/23	1,476,885
2,000	Lexington, One School Facility Corp., 5.00%, 12/1/26	2,056,200
2,420	Newberry, (Newberry County School District), 5.00%, 12/1/30	2,330,363
		$12,025,078
Other Revenue — 3.5%
$1,650	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (3)	$1,747,493
1,000	Tobacco Settlement Management Authority, 6.00%, 5/15/22	1,020,730
2,000	Tobacco Settlement Management Authority, 6.375%, 5/15/28	2,034,740
		$4,802,963
Pooled Loans — 0.7%
$1,000	South Carolina Education Authority, Student Loan, (AMT), 6.30%, 9/1/08	$1,001,560
		$1,001,560
Special Tax Revenue — 2.4%
$3,235	Puerto Rico Sales Tax Financing, Series A, 5.25%, 8/1/57	$3,277,605
		$3,277,605
Total Tax-Exempt Investments (identified cost $141,388,532)		$144,475,467

3

Short-Term Investments — 1.9%

Principal
Amount
(000’s omitted)	Description	Value
$1,200	Scago Educational Facility Corp., Pickens School District, (FSA), Series 1753, Variable Rate, 3.61%, 12/1/28	$1,200,000
1,395	South Carolina Educational Facility Authority, (Furman University), Series B, (SPA: Wachovia Bank N.A.), 3.89%, 10/1/39	1,395,000
Total Short-Term Investments (identified cost $2,595,000)		$2,595,000
Total Investments — 107.9% (identified cost $143,983,532)		$147,070,467
Other Assets, Less Liabilities — (7.9)%		$(10,748,707)
Net Assets — 100.0%		$136,321,760

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
SFMR	—	Single Family Mortgage Revenue
SPA	—	Standby Bond Purchase Agreement
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at November 30, 2007, 68.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 22.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of the securities is $4,141,088 or 3.0% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments at November 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	550 U.S. Treasury Bond	Short	$(64,736,365)	$(64,453,125)	$283,240

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$3,000,000	4.003%	6 month USD BMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(105,159)
Lehman Brothers, Inc.	$2,200,000	4.985%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(13,604)
Merrill Lynch Capital Services, Inc.	$3,000,000	5.426%	3 month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(227,915)
Morgan Stanley Capital Services, Inc.	$2,000,000	5.428%	3 month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(148,379)
					$(495,057)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$131,269,495
Gross unrealized appreciation	$3,839,795
Gross unrealized depreciation	(693,823)
Net unrealized appreciation	$3,145,972

5

Eaton Vance Tennessee Municipals Fund	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.5%

Principal Amount (000’s omitted)	Security	Value
Education — 2.5%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,522,245
		$1,522,245
Electric Utilities — 2.4%
$1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	$1,025,840
100	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.36%, 7/1/25 (1) (2)	103,519
300	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.36%, 7/1/37 (1) (2)	297,894
		$1,427,253
Escrowed/Prerefunded — 2.1%
$395	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	$431,383
470	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	529,765
280	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	315,605
		$1,276,753
Hospital — 6.7%
$1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	$1,009,140
3,200	Knox County, Health and Educational Facilities Authority, (Covenant Health), 0.00%, 1/1/42	503,456
500	Knox County, Health and Educational Facilities Authority, (East Tennessee Hospital), 5.75%, 7/1/33	510,125
1,000	Shelby County, Health, Educational and Housing Facilities Board Revenue, (St. Judes Childrens Research Hospital), 5.00%, 7/1/31	1,010,040
1,000	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	981,720
		$4,014,481
Housing — 1.4%
$500	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	$473,985
375	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	384,810
		$858,795
Industrial Development Revenue — 1.8%
$445	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$453,255
500	McMinn County, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	504,490
150	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	138,930
		$1,096,675
Insured-Cogeneration — 1.7%
$1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	$1,022,760
		$1,022,760
Insured-Education — 4.1%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$1,012,990
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,442,778
		$2,455,768
Insured-Electric Utilities — 14.8%
$1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	$1,227,130
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	546,145

1

$1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	$1,058,590
1,750	Madison County, Suburban Utility District, (MBIA), 5.00%, 2/1/19	1,753,517
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,035,380
2,000	Metropolitan Government of Nashville and Davidson County, (MBIA), 0.00%, 5/15/17	1,367,500
1,000	Pleasant View, Utility District, (MBIA), 5.00%, 9/1/32	1,042,420
750	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (3)	847,623
		$8,878,305
Insured-Escrowed/Prerefunded — 12.9%
$500	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$528,445
250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	264,225
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,534,170
825	Knox County, Health and Educational Facilities Authority, (Covenant Health), (FSA), Prerefunded to 1/1/13, 5.00%, 1/1/26	887,147
500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	544,950
250	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	271,447
1,500	Shelby County, (Lebonheur Children’s Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,576,395
2,000	West Wilson Utility District Waterworks, (MBIA) , Prerefunded to 6/1/14, 5.00%, 6/1/34 (4)	2,181,020
		$7,787,799
Insured-General Obligations — 8.3%
$1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	$872,556
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,452,600
500	Lincoln County, (FGIC), 5.25%, 4/1/21	562,705
700	Puerto Rico, (FSA), Variable Rate, 8.409%, 7/1/27 (1) (2)	825,286
250	Putnam County, (FGIC), 5.25%, 4/1/20	279,017
1,000	Rutherford County, (MBIA), 4.50%, 4/1/30	1,000,870
		$4,993,034
Insured-Hospital — 1.1%
$675	Knox County, HEFA, (Covenant Health), (FSA), 5.00%, 1/1/26	$689,702
		$689,702
Insured-Lease Revenue/Certificates of Participation — 2.7%
$500	Blount County, Tennessee Public Building Authority, (XLCA), 4.50%, 6/1/37	$489,360
1,020	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (3)	1,131,778
		$1,621,138
Insured-Pooled Loans — 1.7%
$1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$1,039,050
		$1,039,050
Insured-Special Tax Revenue — 3.3%
$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$796,680
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	693,755
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	484,838
		$1,975,273
Insured-Transportation — 7.2%
$1,500	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$1,571,175
1,000	Memphis-Shelby County, Airport Authority, (MBIA), (AMT), 6.50%, 2/15/09	1,021,660
560	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	607,838
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32 (3)	1,098,980
		$4,299,653
Insured-Water and Sewer — 23.0%
$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	$1,116,390
1,000	Hallsdale-Powell, Utility District, (FGIC), 5.00%, 4/1/31	1,041,200
1,000	Harpeth Valley Utilities District, Davidson & Williamson Counties, (FGIC), 5.00%, 9/1/35	1,044,270
1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, (MBIA), 5.00%, 9/1/34	1,553,310
875	Knox County, First Utility District, (MBIA), 5.00%, 12/1/25	924,000

2

$500	Knoxville, Waste Water System, (FSA), 4.50%, 4/1/37	$492,360
875	Knoxville, Waste Water System, (MBIA), 4.75%, 4/1/32	886,576
1,000	Knoxville, Wastewater System, (MBIA), 4.00%, 4/1/40	889,180
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	1,031,120
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	1,082,660
1,500	Rutherford County, Consolidated Utility District, (FSA), 5.00%, 2/1/31	1,570,020
1,150	West Wilson Utility District Waterworks, (MBIA), 4.00%, 6/1/32	1,042,303

1,250	West Wilson Utility District, Waterworks, (MBIA), 4.25%, 6/1/36	1,166,988
		$13,840,377
Other Revenue — 3.4%
$2,000	Tennessee Energy Acquisition Corp. Gas Revenue, Series A, 5.25%, 9/1/24	$2,036,740
		$2,036,740
Special Tax Revenue — 2.4%
$1,410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,428,570
		$1,428,570
Total Tax-Exempt Investments — 103.5% (identified cost $59,944,308)		$62,264,371
Other Assets, Less Liabilities — (3.5)%		$(2,129,668)
Net Assets — 100.0%		$60,134,703

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Tennessee municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at November 30, 2007, 78.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.  The aggregate percentage insured by an individual financial institution ranged from 0.8% to 34.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of the securities is $1,226,699 or 2.0% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at November 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	75 U.S. Treasury Bond	Short	$(8,832,176)	$(8,789,063)	$43,113

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$2,300,000	4.985%	3 month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$(14,222)

Merrill Lynch Capital Services, Inc.	$2,300,000	5.426%	3 month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(174,735)
Morgan Stanley Capital Services, Inc.	$825,000	5.428%	3 month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(61,206)
					$(250,163)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,556,350
Gross unrealized appreciation	$2,961,953
Gross unrealized depreciation	(603,932)
Net unrealized appreciation	$2,358,021

4

Eaton Vance Virginia Municipals Fund	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.8%

Principal Amount (000’s omitted)	Security	Value
Education — 2.7%
$800	Alexandria Industrial Development Authority, 4.50%, 1/1/35	$756,272
2,920	Virginia College Building Authority, 4.75%, 9/1/35	2,964,472
		$3,720,744
Electric Utilities — 1.1%
$1,500	Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), Series A, (AMT), 5.60%, 11/1/31	$1,491,315
		$1,491,315
General Obligations — 2.6%
$1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	$1,462,461
2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,101,260
		$3,563,721
Hospital — 15.4%
$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,272,296
1,500	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/14	1,597,665
2,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/15	2,133,200
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23 (1)	5,335,069
1,850	Henrico County, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	1,900,449
500	Prince William County Industrial Development Authority, 5.20%, 10/1/30	506,385
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,018,370
3,000	Stafford County, Economic Development Authority, (Medicorp Health System), 5.25%, 6/15/37	3,020,460
1,500	Virginia Small Business Financing Authority, (Wellmort Health), 5.25%, 9/1/37	1,476,570
2,000	Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	2,045,600
		$21,306,064
Housing — 6.9%
$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$4,670,150
1,850	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	1,900,209
3,000	Virginia Housing Development Authority, 4.75%, 7/1/22	2,967,240
		$9,537,599
Industrial Development Revenue — 4.1%
$1,250	James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,257,512
2,265	Norfolk, Airport Authority, (AMT), 6.25%, 1/1/30	2,308,194
2,230	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	2,065,426
		$5,631,132
Insured-Education — 5.5%
$6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	$7,552,227
		$7,552,227
Insured-Electric Utilities — 2.5%
$2,100	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)	$2,373,343
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,098,200
		$3,471,543

1

Insured-Escrowed/Prerefunded — 6.0%
$3,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	$3,180,200
495	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	524,733
750	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (1)	831,323
1,000	Richmond, Public Utilities, (FSA), Prefunded to 1/15/12, 5.00%, 1/15/27	1,067,210
2,500	Virginia Resource Authority Infrastructure Revenue, (MBIA), Prerefunded to 5/1/11, 5.50%, 5/1/26	2,706,775
		$8,310,241
Insured-General Obligations — 3.5%
$710	Fairfax, (MBIA), 4.50%, 1/15/36	$708,282
1,590	Harrisonburg, (FSA), 4.25%, 2/1/33	1,531,568
1,000	Puerto Rico, (FSA), Variable Rate, 8.409%, 7/1/27 (2) (3)	1,178,980
1,200	Puerto Rico, Series A, (MBIA), 5.50%, 7/1/20 (1)	1,354,392
		$4,773,222
Insured-Hospital — 5.2%
$1,500	Henrico County, (Bon Secours Health System, Inc.), (MBIA), 6.25%, 8/15/20	$1,791,795
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,438,900
		$7,230,695
Insured-Housing — 2.7%
$3,600	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36 (1)	$3,670,377
		$3,670,377
Insured-Lease Revenue/Certificates of Participation — 10.4%
$3,000	Orange County Economic Development Authority, (Virginia Projects), (AGC), 4.625%, 2/1/27	$2,962,260
900	Powhatan County Economic Development Authority, Lease Revenue, (AMBAC), 5.25%, 7/15/33	941,013
1,800	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (1)	1,997,256
4,050	Rappahannock, Regional Jail Authority, (MBIA), 4.50%, 12/1/36	3,961,994
2,250	Western Virginia Regional Jail Authority, (MBIA), 4.50%, 6/1/34	2,207,295
2,365	Westmoreland County Industrial Development Authority, Lease Revenue, (MBIA), 4.50%, 11/1/36	2,328,413
		$14,398,231
Insured-Pooled Loans — 1.4%
$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$246,820
1,640	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,668,175
		$1,914,995
Insured-Special Tax Revenue — 0.3%
$1,070	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$382,653
		$382,653
Insured-Transportation — 16.2%
$5,000	Chesapeake Bay Bridge and Tunnel Commission, District, (General Resolution), (MBIA), 5.50%, 7/1/25	$5,798,950
1,000	Metropolitan Washington, DC, Airport Authority System (FGIC), (AMT), 5.25%, 10/1/32	1,010,980
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (AMT), 5.00%, 10/1/33	998,490
3,255	Metropolitan Washington, DC, Airport Authority System, (MBIA), (AMT), 5.50%, 10/1/27	3,398,871
2,500	Metropolitan Washington, DC, Airport Authority System, Series B, (FGIC), (AMT), 5.00%, 10/1/36	2,485,850
1,000	Norfolk, Airport Authority, (FGIC), 5.125%, 7/1/31	1,017,370
3,040	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (1)	3,299,692
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	4,368,897
		$22,379,100

2

Insured-Water and Sewer — 5.1%
$1,000	Henry County, Water and Sewer Authority, (FSA), 5.50%, 11/15/19	$1,150,190
4,000	Spotsylvania County, Water and Sewer, (FSA), 4.50%, 6/1/32	3,973,560
750	Spotsylvania County, Water and Sewer, (FSA), 4.75%, 6/1/32	757,103
1,000	Upper Occoquan, Sewer Authority, (MBIA), 5.15%, 7/1/20	1,111,250
		$6,992,103
Other Revenue — 7.9%
$7,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$401,800
9,840	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	337,315
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,287,175
3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (1)	3,177,260
15,000	Tobacco Settlement Financing Corp., 0.00%, 6/1/47	1,026,750
1,500	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,246,095
3,000	Tobacco Settlement Financing Corp., Prerefunded to 6/1/15, 5.625%, 6/1/37 (1)	3,414,300
		$10,890,695
Senior Living/Life Care — 2.3%
$500	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$469,495
1,880	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,740,429
1,000	Virginia Beach, Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	969,920
		$3,179,844
Special Tax Revenue — 4.3%
$200	Heritage Hunt, Community Development Authority, 6.85%, 3/1/19	$201,288
5,685	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	5,759,871
		$5,961,159
Water and Sewer — 5.7%
$4,250	Fairfax County, Water Authority, 5.00%, 4/1/21 (4)	$4,706,620
2,795	Fairfax County, Water Authority, 5.25%, 4/1/27	3,186,775
		$7,893,395
Total Tax-Exempt Investments — 111.8% (identified cost $148,579,447)		$154,251,055
Other Assets, Less Liabilities — (11.8)%		$(16,331,391)
Net Assets— 100.0%		$137,919,664

3

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2007, 52.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 25.8% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of the securities is $1,178,980 or 0.9% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2007.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

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A summary of financial instruments at November 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	380 U.S. Treasury Bond	Short	$(44,711,014)	$(44,531,250)	$179,764

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$5,075,000	4.985%	3 month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$(31,381)
Merrill Lynch Capital Services, Inc.	$4,975,000	5.426%	3 month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(377,959)
Morgan Stanley Capital Services, Inc	$1,725,000	5.428%	3 month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(127,977)
					$(537,317)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$130,253,299
Gross unrealized appreciation	$7,869,591
Gross unrealized depreciation	(2,121,835)
Net unrealized appreciation	$5,747,756

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	January 28, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 28, 2008